Provision for Conversion of Preferred Stock	12 Months Ended
Dec. 31, 2017
Provision For Conversion Of Preferred Stock [Abstract]
Provision for Conversion of Preferred Stock

5. Provision for Conversion of Preferred Stock

Series B Preferred Stock Conversion Liability

As of August 20, 2015, in connection with the Series B Preferred Stock financing, the Company recorded a liability related to down-round protection provided to the stockholders in the event that the Company would affect another sale or issuance of common stock, stock options or convertible securities with a price per share below $0.80. With the assistance of a third-party valuation specialist, the Company valued the conversion liability pursuant to the accounting guidance of ASC 820-10, Fair Value Measurements, as of the closing date of the financing. The Company also performed a review of the conversion liability in conjunction with ASC 815, Derivatives and Hedging/Contracts in Entity’s Own Equity, and determined that the liability requires bifurcation and re-measurement to fair market value at the end of each reporting period. The derivative was valued at $75,488 and was booked as a current liability as of September 30, 2015. The value of this embedded derivative was determined utilizing a with and without method by valuing the preferred stock with and without the down round protection.

As of December 31, 2016, the Company engaged a third-party valuation specialist to re-measure the conversion liability to fair market value as of that date utilizing the same methodology previously performed. The derivative was classified as a current liability and was adjusted to $118,821 as of December 31, 2016. The change in fair market value was recorded as non-operating expense of $48,564 for the year ended December 31, 2016.

As of December 31, 2017, the Company engaged a third-party valuation specialist to re-measure the conversion liability to fair market value as of that date utilizing the same methodology previously performed. The derivative was classified as a current liability and was adjusted to $6,715 as of December 31, 2017. The change in fair market value was recorded as non-operating income of $102,848 for the year ended December 31, 2017.

Series F Preferred Stock Put Option Liability

As of November 1 2017, in connection with the Series F Preferred Stock financing, the Company recorded a put option liability related to discretionary redemption provided to the stockholders in the event that the Company would undergo a subsequent financing that would result in a change in control. With the assistance of a third-party valuation specialist, the Company valued the conversion liability pursuant to the accounting guidance of ASC 820-10, Fair Value Measurements, as of the closing date of the financing. The Company also performed a review of the conversion liability in conjunction with ASC 815, Derivatives and Hedging/Contracts in Entity’s Own Equity, and determined that the liability requires bifurcation and re-measurement to fair market value at the end of each reporting period. The derivative was valued at $103,364 and was booked as a current liability as of November 1, 2017. The value of this embedded derivative was determined utilizing a with and without method by valuing the preferred stock with and without the down round protection.

As of December 31, 2017, the Company engaged a third-party valuation specialist to re-measure the conversion liability to fair market value as of that date utilizing the same methodology previously performed. The derivative was classified as a current liability and was considered de minimus as of December 31, 2017. The change in fair market value was recorded as non-operating income of $103,364 for the year ended December 31, 2017.